Average Annual Total Returns (Vanguard Short-Term Treasury Fund Retail)	Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Treasury Bond Index Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Treasury Bond Index Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.71%	0.82%	0.46%	0.42%	1.17%	1.17%
Five Years	1.24%	1.34%	0.83%	0.84%	1.79%	1.79%
Ten Years	2.74%	2.86%	1.88%	1.84%	3.09%	3.09%